Federated Total Return Bond Fund
(A Portfolio of Federated Total Return Series, Inc.)

Class A Shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares
Institutional Service Shares

Supplement to current Prospectuses, dated January 31, 2007 for Class K shares, Institutional Shares and Institutional Service Shares, and February 1, 2007 for Class A Shares, Class B Shares and Class C Shares

   1. Under the section entitled "What Are the Principal Securities in which the Fund Invests?" please delete security description entitled "NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES" and replace with the following:

       NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES
       Non-governmental mortgage backed securities (including non-governmental
       CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset-backed securities. These securities involve credit risks and liquidity risks.


   2. Under the section entitled "What Are the Principal Securities in which the Fund Invests?" please insert the following immediately after "COMMERCIAL MORTGAGE-BACKED SECURITIES":

       ASSET-BACKED SECURITIES
       Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities have prepayment risks.

   3. Under the security description entitled "SWAPS" please replace the last paragraph with the following:

       Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, volatility swaps and caps and floors.




                                                            July 13, 2007

   Federated Securities Corp., Distributor

   Cusip 31428Q101
   Cusip 31428Q507
   Cusip 31428Q802
   Cusip 31428Q812
   Cusip 31428Q796
   Cusip 31428Q770

   37045 (7/07)




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Federated Total Return Bond Fund
(A Portfolio of Federated Total Return Series, Inc.)

Class A Shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares
Institutional Service Shares

Supplement to current Statements of Additional Information (SAI), dated January 31, 2007 for Class K shares, Institutional Shares and Institutional Service Shares, and February 1, 2007 for Class A Shares, Class B Shares and Class C Shares

   1. Under the third set of bullet points in the section entitled "INVESTMENT STRATEGY", please delete the reference to "higher-quality, lower risk" in the second to last sentence of the first bullet point.




   2. Under the section entitled "SECURITIES IN WHICH THE FUND INVESTS", please insert the following immediately before "CAPS AND FLOORS":

       VOLATILITY SWAPS
       A volatility swap is an agreement between two parties to make payments based on changes in the volatility of a Reference Instrument over a stated period of time. Specifically, one party will be required to make a payment to the other party if the volatility of a Reference Instrument increases over an agreed upon period of time, but will be entitled to receive a payment from the other party if the volatility decreases over that time period. A volatility swap that requires a single payment on a stated future date will be treated as a forward contract. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as "variance"). This type of a volatility swap is frequently referred to as a variance swap.



                                                            July 13, 2007



   Federated Securities Corp., Distributor

   Cusip 31428Q101
   Cusip 31428Q507
   Cusip 31428Q802
   Cusip 31428Q812
   Cusip 31428Q796
   Cusip 31428Q770

   36975 (7/07)





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